Inventory (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 21,738		$ 18,890	$ 66
Work in process	29,839		27,123	0
Inventories, gross	51,577		46,013	66
Provision for contract losses	(5,796)		(11,626)	0
Reserve for inventory excess and obsolescence	(1,053)		(460)	0
Inventory	44,728		33,927	66
Inventory write-down	$ 1,581	$ 0	$ 4,078	$ 0